INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                           INVESCO Equity Income Fund
                              INVESCO Balanced Fund
                            INVESCO Total Return Fund

                Supplement to Prospectus dated September 30, 1999


Effective December 31, 1999, the existing class of shares of INVESCO Balanced Fund, INVESCO Equity Income Fund and INVESCO Total Return Fund is hereby designated as "Investor Class."

The section of the Funds' Prospectus entitled "Your Account Services" is amended to add the following new subsection after the subsection entitled "Telephone Transactions:"

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

The date of this Supplement is December 31, 1999.

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                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                           INVESCO Equity Income Fund
                              INVESCO Balanced Fund
                            INVESCO Total Return Fund

   Supplement to Statement of Additional Information dated September 30, 1999


Effective December 31, 1999, the current class of shares of INVESCO Balanced Fund, INVESCO Equity Income Fund and INVESCO Total Return Fund is hereby designated as "Investor Class."

The date of this Supplement is December 31, 1999.